Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants
Summary of warrants activity reclassified equity

Warrant activity for the years ended December 31, 2025, 2024 and 2023, was as follows:

	Number	Weighted average exercise price	Amount
	#	$	$
Balance at December 31, 2023	-	-	-
Warrants either issued or assumed as part of the acquisition of Aeterna (note 5)	747,948	13.32	4,424
Exercised	(66,561)	0.01	(405)
Expired	(13,249)	165.00	-
Change in fair value of warrants	-	-	(2,456)
Balance at December 31, 2024	668,138	2.35	1,563
Exercised	(17,709)	0.01	(54)
Expired	(67,339)	58.90	-
Change in fair value of warrants	-	-	(385)
Balance at December 31, 2025	583,090	1.93	1,124

Summary of fair values of warrants assumptions

December 31, 2025
Expected dividend yield	$0.00
Expected volatility	65.00%
Risk-free annual interest rate	4.16%
Expected life (years)	1.35
Weighted average share price	$2.76
Weighted average exercise price	$1.93

Schedule of warrants outstanding

At December 31, 2025, the following warrants were outstanding:

Warrant issuance	Number	Weighted average remaining contractual life	Weighted average exercise price
	#	years	$
August 2020	17,310	0.10	47.00
February 2021	16,507	0.14	181.25
June 2024	549,273	1.42	0.01
Balance – December 31, 2025	583,090	1.35	1.93